Long-Term Debt and Other Financial Liabilities, August 2021 Alpha Bank Loan Facility (Details) $ in Thousands		12 Months Ended
	Apr. 28, 2023 USD ($)	Dec. 31, 2025 USD ($) Installment Tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 20, 2025 USD ($)	Aug. 09, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Prepayment of principal amount		$ 123,333	$ 73,038	$ 88,742
Balance outstanding		293,958	261,451
Loss on extinguishment of debt		$ (1,663)	$ (653)	$ (540)
August 2021 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount						$ 44,120
Number of tranches | Tranche		2
Average quarterly minimum free liquidity required to be maintained		$ 500
Minimum liquidity required to be maintained at all times		500
Loss on extinguishment of debt		$ 28
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Prepayment of principal amount	$ 8,506
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Margin on variable rate		3.55%
Balance outstanding					$ 10,885
Tranche A [Member] | Seven Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment		7
Frequency of periodic payment		quarterly
Installment payment		$ 601
Balloon payment		$ 10,284
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Prepayment of principal amount	$ 3,470
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Margin on variable rate		3.30%
Balance outstanding					$ 4,434
Tranche B [Member] | Last Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment		8
Frequency of periodic payment		quarterly
Installment payment		$ 258
Balloon payment		$ 3,918